Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 18,178	$ 17,890
Short-term bank deposits		4,000
Marketable securities	$ 8,636	15,167
Accounts receivable:
Trade, net	23,295	18,441
Other	1,380	1,632
Related parties	473	390
Inventories	26,321	25,449
Deferred tax assets	950	567
Total current assets	79,233	83,536
Marketable securities	24,246	20,358
Assets held for employees' severance benefits	1,374	1,425
Deferred tax assets	595	346
Property, plant and equipment ("PPE"), net	3,825	2,458
Intangible assets, net	5,164	2,071
Goodwill	25,561	12,242
Total assets	139,998	122,436
Current liabilities
Trade accounts payable	8,544	8,216
Other accounts payable and accrued expenses	$ 11,147	5,783
Contingent consideration		4,728
Related parties	$ 12	20
Deferred tax liabilities	111	259
Total current liabilities	19,814	$ 19,006
Long-term liabilities
Contingent consideration	4,942
Liability for employees' severance benefits	2,251	$ 2,414
Deferred tax liabilities	157	284
Total liabilities	$ 27,164	$ 21,704
Commitments and contingencies
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,233,604 and 7,299,315 issued as at December 31, 2014 and 2015, respectively; 7,218,633 and 7,284,344 outstanding as at December 31, 2014 and 2015, respectively	$ 21	$ 21
Additional paid-in capital	44,101	41,245
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2014 and 2015	(38)	(38)
Retained earnings	68,750	59,504
Total shareholders' equity	112,834	100,732
Total liabilities and shareholders' equity	$ 139,998	$ 122,436